Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Cash and cash equivalents	$ 0	$ 15
Investments, at fair value:	1,062,214	1,505,523
Total Investments	1,100,577	1,545,981
Employee contributions receivable	5	135
Employer contribution receivable	264	66
Net Assets Available for Benefits	1,100,846
Net Assets Available for Benefits	1,100,846	1,546,197
Advanced Drainage Systems, Inc. Stock Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value:	562,419	1,063,815
Mutual Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value:	499,795	441,708
Stable Value Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value:	$ 38,363	$ 40,458